Schedule of Change In Plan Assets (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	$ 546,512,000
Employer contributions	44,763,000	$ 53,924,000
Balance at end of year	596,207,000	546,512,000
Pension
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	546,512,000	524,042,000
Actual return on plan assets, net	35,432,000	(651,000)
Employer contributions	44,763,000	53,924,000
Gross benefits paid	(30,500,000)	(30,803,000)
Balance at end of year	596,207,000	546,512,000
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	3,127,000	2,116,000
Participants' contributions	2,616,000	1,777,000
Gross benefits paid	$ (5,743,000)	$ (3,893,000)